Business Combination and Reverse Recapitalization - Schedule of Impact to the Statement of Equity (Details)	Jun. 30, 2025 USD ($) shares
Schedule of Impact to the Statement of Equity [Abstract]
Number of shares ,Shares issued to SPAC public investors (at US$3.64 / share) (in Shares) | shares	1,546,148
Amount, Shares issued to SPAC public investors (at US$3.64 / share)	$ 5,627,979
Number of shares, Shares issued to SPAC sponsor and Maxim (at US$3.64 / share) (in Shares) | shares	1,996,250
Amount, Shares issued to SPAC sponsor and Maxim (at US$3.64 / share)	$ 7,266,350
Number of shares, Shares issued to Advisor (at US$3.64 / share) (in Shares) | shares	600,000
Amount, Shares issued to Advisor (at US$3.64 / share)	$ 2,184,000
Number of shares, Shares issued to key executives, employees and consultants (at US$3.64 / share) (in Shares) | shares	34,500,000
Amount, Shares issued to key executives, employees and consultants (at US$3.64 / share)	$ 125,580,000
Business Combination equity issued	140,658,329
Cost of issuance	(5,741,905)
Business Combination equity issued, net of transaction costs	$ 134,916,424